EMPLOYEE BENEFIT PLANS (Details 9) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefit plans [Line Items]
Post-employment benefit expense, defined contribution plans	$ 240,121	$ 226,223
Pension [Member]
Disclosure of employee benefit plans [Line Items]
Post-employment benefit expense, defined contribution plans	182,991	171,713
Current severance regimen [Member]
Disclosure of employee benefit plans [Line Items]
Post-employment benefit expense, defined contribution plans	$ 57,130	$ 54,510